Fair values (Tables)	12 Months Ended
Dec. 31, 2025
Fair Values
Schedule of carrying amounts and fair value of the company’s financial instruments

Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments that are carried in the consolidated statement of financial position:

	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial assets
Cash	$22,521	$22,521	$445	$445
Amounts receivable	2,088	2,088	3,367	3,367
Unbilled revenue	-	-	2,640	2,640
Investments	862	862	776	776
	$25,471	$25,471	$7,228	$7,228

Financial liabilities
Accounts payable and accrued liabilities	2,268	2,268	4,623	4,623
Project financing	175	-	167	-
Bank loan	-	-	32	33
Government loans	-	-	273	186
Loan payable	1,233	1,183	269	275
	$3,676	$3,451	$5,364	$5,117